Risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Credit risk exposure - customers (Thousand of Reais)	R$ 582,034,247	R$ 546,775,057	R$ 466,104,042
Loans and advances to customers, gross (note 9)	524,655,290	493,354,702	417,822,026
Contingent Liabilities - Guarantees and other sureties (note 43.a)	R$ 57,378,957	R$ 47,517,931	R$ 53,420,355
Non-performing loans ratio (%) - unaudited	7.50%	5.46%	5.55%
Impairment coverage ratio (%) - unaudited	89.80%	110.40%	110.64%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais) - unaudited	R$ 35,211,623	R$ 29,723,376	R$ 25,640,488
Cost of credit (% of risk) - unaudited	4.79%	3.73%	4.35%